Leases	9 Months Ended
Sep. 30, 2025
Leases [Abstract]
Leases

Note 13 - Leases

In June 2024, the Company entered into a non-cancelable operating lease agreement for a facility in Bethesda, Maryland. This lease commenced on July 1, 2024, has a term of 63 months, and has an initial base rent of approximately $7,000 that increases annually by three percent. Under the terms of this lease, the Company is also responsible for their proportionate share of expenses associated with the facility and its premises.

In January 2025, the Company entered into a noncancelable operating lease agreement with an unrelated third-party for a 16,000 square foot facility in Puerto Rico. This lease commenced on February 1, 2025 on a month-to-month basis and became a long-term lease with an initial term of 5 years on June 1, 2025. The initial base rent is $7.00 per square foot, or $9,333 per month, for the first two years, increasing to $7.50 per square foot for the third year and increases by 3% annually thereafter. Under the terms of this lease, the Company is also responsible for their own utilities and a proportionate share of the operating expenses of the premises, not to exceed $3.25 per square foot.

The components of lease expense were as follows for the three and nine months ended September 30, 2025 and 2024:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Operating lease cost	$51,298	$21,553	$104,319	$21,553
Other short-term lease cost	22,170	6,228	93,516	16,879
Total lease cost	$73,468	$27,781	$197,835	$38,432

The following table summarizes the operating lease asset and liabilities recorded as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Operating lease right-of-use asset, gross	$824,314	$331,478
Accumulated amortization	(88,443)	(23,586)
Operating lease right-of-use asset, net	735,871	307,892

Short-term operating lease liabilities	135,976	36,225
Long-term operating lease liabilities	614,126	265,413
Total operating lease liabilities	$750,102	$301,638

Weighted average operating lease term	4.37 years	4.75 years
Weighted average operating lease discount rate	9.50%	11.83%

The following table summarizes future minimum lease commitments as of September 30, 2025:

Year ending December 31,	Operating Leases
2025 (remaining 3 months)	$49,789
2026	200,462
2027	207,783
2028	215,950
2029	197,905
Thereafter	42,436
Total lease payments	914,325
Less: imputed interest	(164,223)
Present value of lease liabilities	$750,102